UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     July 31, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $492,583 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    19452   386096 SH       SOLE                   109802        0   276294
AMERICAN CAMPUS CMNTYS INC     COM              024835100     3504   125880 SH       SOLE                    56700        0    69180
AVALONBAY CMNTYS INC           COM              053484101    26779   300343 SH       SOLE                    99921        0   200422
BOSTON PROPERTIES INC          COM              101121101    29231   324001 SH       SOLE                    92230        0   231771
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     1393    88400 SH       SOLE                    82353        0     6047
CAPLEASE INC                   COM              140288101     2176   290500 SH       SOLE                   124241        0   166259
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    19064   555305 SH       SOLE                   165768        0   389537
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     5401   155592 SH       SOLE                    64450        0    91142
DIGITAL RLTY TR INC            COM              253868103    23941   585220 SH       SOLE                   218159        0   367061
DOUGLAS EMMETT INC             COM              25960p109    13911   633162 SH       SOLE                   195496        0   437666
DUKE REALTY CORP               COM NEW          264411505     4919   219100 SH       SOLE                    87300        0   131800
ESSEX PPTY TR INC              COM              297178105    10097    94803 SH       SOLE                    34903        0    59900
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    20004   289907 SH       SOLE                    85378        0   204529
HCP INC                        COM              40414l109     1668    52450 SH       SOLE                    12450        0    40000
HEALTH CARE REIT INC           COM              42217k106    21616   485762 SH       SOLE                   178672        0   307090
HEALTHCARE RLTY TR             COM              421946104    12950   544801 SH       SOLE                   190754        0   354047
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     4013   164054 SH       SOLE                    51125        0   112929
KIMCO REALTY CORP              COM              49446R109     2768    80193 SH       SOLE                     9677        0    70516
MACERICH CO                    COM              554382101    20040   322554 SH       SOLE                    90376        0   232178
MEDICAL PPTYS TRUST INC        COM              58463j304    10433  1030965 SH       SOLE                   375164        0   655801
PARKWAY PPTYS INC              COM              70159Q104     1371    40647 SH       SOLE                        0        0    40647
POST PPTYS INC                 COM              737464107     2657    89318 SH       SOLE                    21801        0    67517
PROLOGIS                       SH BEN INT       743410102    42196   776384 SH       SOLE                   222615        0   553769
PUBLIC STORAGE                 COM              74460d109    13265   164197 SH       SOLE                    45426        0   118771
REGENCY CTRS CORP              COM              758849103    20787   351608 SH       SOLE                   127379        0   224229
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     3914   200385 SH       SOLE                    95810        0   104575
SIMON PPTY GROUP INC NEW       COM              828806109    56241   625665 SH       SOLE                   174357        0   451308
SL GREEN RLTY CORP             COM              78440x101    21390   258580 SH       SOLE                    74661        0   183919
TANGER FACTORY OUTLET CTRS I   COM              875465106    18937   527044 SH       SOLE                   180847        0   346197
TAUBMAN CTRS INC               COM              876664103     5678   116716 SH       SOLE                    28944        0    87772
VENTAS INC                     COM              92276F100    17137   402563 SH       SOLE                   119025        0   283538
VORNADO RLTY TR                SH BEN INT       929042109    35650   405111 SH       SOLE                   118442        0   286669